Document and Entity Information	12 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2011
Registrant Name	FEDERATED EQUITY FUNDS
Central Index Key	0000745968
Amendment Flag	false
Document Creation Date	Dec. 14, 2011
Document Effective Date	Dec. 14, 2012
Prospectus Date	Dec. 31, 2011